THIRD PARTY BORROWINGS (Details) - NGSP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Debt [Line Items]
Plan interest in Northrop Grumman Defined Contribution Plans Master Trust (Note 3)	$ 39,301,997	$ 35,040,516
Synthetic guaranteed investment contracts
EBP, Debt [Line Items]
Underlying securities of synthetic guaranteed investment contracts	$ 195,889	679,519
U.S. Securities
EBP, Debt [Line Items]
Initial collateral	102.00%
Foreign
EBP, Debt [Line Items]
Initial collateral	105.00%
EBP, Cash Collateral
EBP, Debt [Line Items]
Plan interest in Northrop Grumman Defined Contribution Plans Master Trust (Note 3)	$ 167,000	603,000
EBP, Non-Cash Collateral
EBP, Debt [Line Items]
Plan interest in Northrop Grumman Defined Contribution Plans Master Trust (Note 3)	$ 33,000	$ 91,000